Nature and Continuance of Operations	2 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature of Operations [Text Block]
1.	Nature and Continuance of Operations

Petrosonic Energy, Inc. (“we”, “our” or the “Company”) was incorporated in the state of Nevada on June 11, 2008. The Company is a Development Stage Company, as defined by ASC 915 “Development Stage Entities”. The Company’s principal business plan up to May 2010 was to acquire, explore and develop mineral properties and ultimately seek out earnings by exploiting mineral claims. The Company is now seeking alternative business opportunities and is furthering its business plan.